Trade and Other Receivables - Details of Trade and Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Accounts receivable – trade	₩ 1,989,306	₩ 1,978,532
Short-term loans	65,205	78,129
Accounts receivable – other	369,192	344,350
Accrued income	4,242	4,295
Guarantee deposits (Other current assets)	119,575	129,357
Trade and other receivables, current	2,547,520	2,534,663
Long-term loans	34,446	30,455
Long-term accounts receivable — other	173,252	312,531
Guarantee deposits	155,875	156,863
Long-term accounts receivable — trade (Other non-current assets)	11,076	12,317
Trade and other receivables, noncurrent	374,649	512,166
Trade and other receivables	2,922,169	3,046,829
Gross amount [member]
Disclosure of financial assets [line items]
Accounts receivable – trade	2,247,334	2,221,266
Short-term loans	65,767	78,824
Accounts receivable – other	394,820	375,748
Accrued income	4,242	4,295
Guarantee deposits (Other current assets)	119,575	129,357
Trade and other receivables, current	2,831,738	2,809,490
Long-term loans	75,842	71,847
Long-term accounts receivable — other	173,252	314,409
Guarantee deposits	155,875	157,163
Long-term accounts receivable — trade (Other non-current assets)	11,078	12,320
Trade and other receivables, noncurrent	416,047	555,739
Trade and other receivables	3,247,785	3,365,229
Loss allowance [member]
Disclosure of financial assets [line items]
Accounts receivable – trade	(258,028)	(242,734)
Short-term loans	(562)	(695)
Accounts receivable – other	(25,628)	(31,398)
Accrued income	0	0
Guarantee deposits (Other current assets)	0	0
Trade and other receivables, current	(284,218)	(274,827)
Long-term loans	(41,396)	(41,392)
Long-term accounts receivable — other	0	(1,878)
Guarantee deposits	0	(300)
Long-term accounts receivable — trade (Other non-current assets)	(2)	(3)
Trade and other receivables, noncurrent	(41,398)	(43,573)
Trade and other receivables	₩ (325,616)	₩ (318,400)